Property, Plant and Equipment - Summary of property, plant, and equipment (Details) - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 51,103	$ 43,203	$ 21,896
Less: accumulated depreciation and amortization	16,630	12,676	7,778
Property, plant and equipment, net	34,473	30,527	14,118
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	29,783	25,314	13,037
Research and development equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	7,373	6,088	1,705
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	7,337	7,080	1,285
Capital leases
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	883	882	797
Software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	183	60	27
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	364	195	24
Vehicles
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	210	210	0
Assets not yet placed in service
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 4,970	$ 3,374	$ 5,021